LEASES (Schedule of Amounts of Recognized in Profit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases
Depreciation expense of right-of-use assets USA	$ 215	¥ 1,366	¥ 1,663	¥ 1,816
Interest on lease liabilities USA	24	150	80	102
Expense relating to short-term leases USA	95	601	496	445
Total amounts recognized in profit or loss	334	2,117	2,239	2,363
Total amounts recognized in profit or loss USA	$ 334	¥ 2,117	¥ 2,239	¥ 2,363